Income Taxes (Details)				12 Months Ended
	Sep. 30, 2019 HKD ($)	Sep. 30, 2018 HKD ($)	Sep. 30, 2014 MOP (MOP$)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023	Sep. 30, 2020
Income Taxes [Line Items]
Chargeable income (in Dollars)						$ 190,000
Income tax rate percentage				0.30%	0.30%	0.30%	17.28%	12.00%
State profit tax rate				10.00%	10.00%	10.00%
Assessable profits	$ 2,000,000	$ 2,000,000	MOP$ 600,000
Significant unrecognized uncertain tax positions
Operating loss carry forwards				57,082
Underpayment of income tax liability				13,800	¥ 100,000
Valuation allowance against deferred tax assets
Singapore [Member]
Income Taxes [Line Items]
Percentage of exemption									75.00%
Chargeable income (in Dollars)						$ 10,000
Percentage of further exemption				50.00%
Income tax rate percentage				17.00%	17.00%	17.00%
MOP [Member]
Income Taxes [Line Items]
State profit tax rate			12.00%
Assessable profits | MOP$			MOP$ 600,000
PRC [Member]
Income Taxes [Line Items]
State profit tax rate				25.00%	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
State profit tax rate	16.50%	8.25%